Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000007825
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000007826
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
C000007828
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000007829
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
C000257083
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	3.75%
C000257084
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	3.81%
Without Sales Load [Member] | C000007825
Average Annual Return [Line Items]
Average Annual Return, Percent		17.84%	14.39%	14.79%
Without Sales Load [Member] | C000007826
Average Annual Return [Line Items]
Average Annual Return, Percent		17.86%	14.40%	14.80%
Without Sales Load [Member] | C000007828
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.10%	14.27%
Without Sales Load [Member] | C000007829
Average Annual Return [Line Items]
Average Annual Return, Percent		17.16%	13.10%	14.27%
Without Sales Load [Member] | C000257083
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%
Without Sales Load [Member] | C000257084
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		17.05%	13.07%	14.21%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		17.05%	13.07%	14.21%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		17.05%	13.07%	14.21%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		17.05%	13.07%	14.21%
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	6.24%
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Average Annual Return, Percent	6.24%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
NACC2 Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
NACC2 Index: CRSP US Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP US Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
NACC2 Index: CRSP US Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CRSP US Total Market Index
Average Annual Return, Percent		17.15%	13.08%	14.25%
NACC2 Index: Bloomberg US Treasury Bills 0-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bills 0-3 Months
Average Annual Return, Percent	2.91%
NACC2 Index: Bloomberg Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury Index
Average Annual Return, Percent	3.86%